Cover	Apr. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2022
Entity File Number	814-00175
Entity Registrant Name	Red Cat Holdings, Inc.
Entity Central Index Key	0000748268
Entity Tax Identification Number	86-0490034
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15 Ave. Munoz Rivera
Entity Address, Address Line Two	Ste 5
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00901
City Area Code	833
Local Phone Number	373-3228
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	RCAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false